Net (Loss) / Income Per Unit - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class B Convertible Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive units (adjusted for the March 2019 Reverse Split)	12,983,333	12,983,333	12,983,333
Non-vested units awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive units (adjusted for the March 2019 Reverse Split)	77,857	77,857	99,881